Identifiable Intangible Assets and Goodwill - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Indefinite-lived Intangible Assets [Line Items]
Research and development	$ 58,356	$ 48,643	$ 34,579
Amortization of identifiable intangible assets	1,858	1,863	1,825
Impact of currency translation on intangible assets	(909)	(304)	0
Cost of Sales
Indefinite-lived Intangible Assets [Line Items]
Amortization of identifiable intangible assets	22,448	21,656	17,244
Amortization of Intangible Assets
Indefinite-lived Intangible Assets [Line Items]
Amortization of identifiable intangible assets	1,858	1,863	1,825
Acquired developed technology
Indefinite-lived Intangible Assets [Line Items]
Research and development	16,281	15,307	11,978
Amortization of internally developed software
Indefinite-lived Intangible Assets [Line Items]
Research and development	$ 6,167	$ 6,349	$ 5,266